SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND RESERVES
Schedule of Flow-Through Premium Liability

	December 31, 2025	December 31, 2024
Flow-through premium liability	$102,524	$—
Flow-through premium recognized	—	106,716
Settlement of flow-through premium liability pursuant to qualified expenditures	(102,524)	(4,192)
Closing balance	$—	$102,524

Schedule of Share Purchase Warrants

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance at December 31, 2024, 2023	—	—
Warrants issuance	4,194,477	0.53
Warrants exercised	(2,019,477)	0.40
Balance at December 31, 2025	2,175,000	0.65